INVESTMENTS (DERIVATIVES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 518	$ 307
Derivative Asset, Fair Value, Net	28	32
Derivative Liability, Fair Value, Net	28	32
Gain (losses) reported in net earnings (losses)	(1)	0
Derivative Instrument Detail [Abstract]
Cash And Securities Collateral For Derivative Contract	27	26
Equity Contracts Options
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	518	307
Derivative Asset, Fair Value, Net	28	32
Derivative Liability, Fair Value, Net	4	6
Gain (losses) reported in net earnings (losses)	(9)	13
Net Investment Income (Loss)
Derivatives, Fair Value [Line Items]
Gain (losses) reported in net earnings (losses)	(9)	13
MSO and IUL indexed features
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	24	26
Gain (losses) reported in net earnings (losses)	$ 8	$ (13)